Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Schedule of Goodwill and Intangible Assets

		Intangible assets
In thousands of USD	Goodwill	Apraglutide	Comet platform	Total
COST
Balance as of January 1, 2020	883	21,329	—	22,212
Additions	18	429	—	447
Retirements	—	—	—	—
Foreign exchange difference	0	—	—	—
Balance as of December 31, 2020	901	21,758	0	22,659
Additions	—	—	2,788	2,788
Retirements	—	—	—	—
Foreign exchange difference	24	576	—	600
Balance as of December 31, 2021	925	22,334	2,788	26,047
Additions	—	—	—	—
Retirements	—	—	—	—
Foreign exchange difference	(2)	(34)	142	106
Balance as of December 31, 2022	923	22,300	2,930	26,153